RESEARCH AND DEVELOPMENT EXPENSES, NET	12 Months Ended
Dec. 31, 2019
Research and Development [Abstract]
RESEARCH AND DEVELOPMENT EXPENSES, NET
NOTE 12  -  RESEARCH AND DEVELOPMENT EXPENSES, NET

Composition:
	For the year ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 7

Salaries and related expenses	5,316	4,410	4,656
Share-based compensation	421	234	116
Materials	1,944	1,508	614
Subcontractors and consultants	764	311	456
Depreciation	98	138	147
Cost for registration of patents	132	126	157
Others	1,889	1,099	893
	10,564	7,826	7,039
Less participation of the IIA and BIRD Foundation	(90)	(208)	(202)
Total research and development expenses, net	10,474	7,618	6,837